                                                       Deutsche Asset Management

Mid Cap Fund -- Institutional Class

Supplement dated March 28, 2002 to Prospectus dated January 28, 2002

The Fund's prospectus is supplemented to reflect that the Mid Cap Fund, a feeder fund in a master-feeder structure, received all of its assets from its master portfolio, the Capital Appreciation Portfolio, after the close of business on March 28, 2002. The Capital Appreciation Portfolio, which held no other investments, was closed.

The following replaces the 'Investment Policies and Strategies' section:

The Fund seeks to achieve that goal by investing in stocks and other equity securities of medium-sized growth oriented companies. In managing the Fund, we use a 'bottom-up approach to picking securities. This approach focuses on individual stock selection rather than industry selection. The portfolio management team uses an active process which combines financial analysis with company visits to evaluate management and strategies.

The following sentence is omitted from the 'Who Should Consider Investing in the Fund' section:

Mid Cap is a feeder fund in a master-feeder structure. For more information on the master-feeder structure, please refer to the 'Organizational Structure' section of this prospectus.

The following replaces the first footnote in the 'Annual Fund Operating Expenses' section:

1. Information on the annual operating expenses reflects the expenses of both the Fund and the Capital Appreciation Portfolio, the master portfolio in which the Fund invested its assets until March 28, 2002. As of March 29, 2002, the Fund operated as a stand-alone Fund that directly acquires and manages its own portfolio of securities.

The following sentence replaces the first sentence in the 'Portfolio Manager' section:

The following portfolio managers are responsible for the day-to-day management of the Fund's investments.

The following section is omitted from the prospectus:

Organizational Structure. The Fund is a 'feeder fund' that invests all of its assets in a corresponding 'master portfolio,' Capital Appreciation Portfolio. The Fund and the master portfolio have the same investment objectives. The master portfolio is advised by DeAM, Inc., and indirect wholly owned subsidiary of Deutsche Bank AG.

The master portfolio may accept investments from other feeder funds. The feeders bear the master portfolio's expenses in proportion to their assets. Each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This arrangement allows the Fund's Trustees to withdraw the Fund's assets from the master portfolio if they believe doing so is in the shareholder's best interest. If the Trustees withdraw the Fund's assets, they would then consider whether the Fund should hire its own investment advisor, invest in a different master portfolio or take other action.


                                                         A Member of the
                                                         Deutsche Bank Group [/]

               Please Retain This Supplement for Future Reference


BT Investment Funds
SUPP1725 (3/02)
CUSIP: 055922637

Mid Cap Fund -- Investment Class
Small Cap Fund -- Investment Class

Supplement dated March 28, 2002 to Prospectus dated January 28, 2002

The Funds' prospectus is supplemented to reflect that the Mid Cap Fund and the Small Cap Fund, each a feeder fund in a master-feeder structure, received all of their assets from their respective master portfolios, the Capital Appreciation Portfolio and the Small Cap Portfolio, as of the close of business on March 28, 2002. Both the Capital Appreciation Portfolio and the Small Cap Portfolio held no other investments and were closed.

The following replaces the 'Investment Policies and Strategies' section of the Mid Cap Fund prospectus:

The Fund seeks to achieve that goal by investing in stocks and other equity securities of medium-sized growth oriented companies. In managing the Fund, we use a 'bottom-up' approach to picking securities. This approach focuses on individual stock selection rather than industry selection. The portfolio management team uses an active process which combines financial analysis with company visits to evaluate management and strategies.

The following replaces the first footnote in the 'Annual Fund Operating Expenses' section of the Mid Cap Fund prospectus:


1. Information on the annual operating expenses reflects the expenses of both the Fund and the Capital Appreciation Portfolio, the master portfolio in which the Fund invested its assets until March 28, 2002. As of March 29, 2002, the Fund operated as a stand-alone Fund that directly acquires and manages its own portfolio of securities.

The following replaces the 'Investment Policies and Strategies' section of the Small Cap Fund prospectus:

The Fund seeks to achieve that goal by investing in stocks and other equity securities of companies with small market capitalizations. In managing the Fund, we use a 'bottom-up' approach to picking securities. This approach focuses on individual stock selection rather than industry selection. The Fund's portfolio management team uses an active investment process to evaluate individual growth prospects.

The following replaces the first footnote in the 'Annual Fund Operating Expenses' section of the Small Cap Fund prospectus:

1. Information on the annual operating expenses reflects the expenses of both the Fund and the Small Cap Portfolio, the master portfolio in which the Fund invested its assets until March 28, 2002. As of March 29, 2002, the Fund has operated as a stand-alone Fund that directly acquires and manages its own portfolio of securities.

The following sentence replaces the first sentence in the 'Portfolio Manager' section:

The following portfolio managers are responsible for the day-to-day management of the Fund's investments.

                                                         A Member of the
                                                         Deutsche Bank Group [/]

The following section is omitted from the prospectus:

Organizational Structure. The Funds are 'feeder funds' that invests all of their assets in a corresponding 'master portfolio'. Capital Appreciation Portfolio is the master portfolio corresponding to the Mid Cap Fund and the Small Cap Portfolio is the master portfolio corresponding to the Small Cap Fund. Each Fund and its master portfolio have the same investment objectives. The master portfolios are advised by DeAM, Inc.

The master portfolios may accept investments from other feeder funds. The feeders bear the master portfolio's expenses in proportion to their assets. Each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This arrangement allows the Funds' Trustees to withdraw the Funds' assets from the master portfolio if they believe doing so is in the shareholders' best interests. If the Trustees withdraw the Funds' assets, they would then consider whether the Funds should hire their own investment advisors, invest in different master portfolios or take other action.


               Please Retain This Supplement for Future Reference


BT Investment Funds
SUPPMIDSM (3/02)
CUSIP: 055922819
       055922769